Annual Total Returns - Fidelity® Nasdaq Composite Index® Fund [BarChart] - 11.30 Fidelity Nasdaq Composite Index Fund PRO-10 - Fidelity® Nasdaq Composite Index® Fund - Fidelity Nasdaq Composite Index Fund-Default
Jan. 29, 2022
Bar Chart Table:
Annual Return 2012	17.33%
Annual Return 2013	39.75%
Annual Return 2014	14.60%
Annual Return 2015	6.82%
Annual Return 2016	8.79%
Annual Return 2017	29.25%
Annual Return 2018	(3.18%)
Annual Return 2019	36.64%
Annual Return 2020	44.58%
Annual Return 2021	22.22%